Other Income and Expenses - Schedule of Finance Costs (Details) - Finance costs [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses - Schedule of Finance Costs (Details) [Line Items]
Interest on loans and borrowings	¥ 7,397	¥ 6,753	¥ 4,613
Interest on lease liabilities	106	274	235
Total finance costs	¥ 7,503	¥ 7,027	¥ 4,848